Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 19,190,228	R$ 11,921,652	R$ 19,574,727
Income tax	R$ (5,776,465)	R$ (2,422,839)	R$ (5,235,252)
Average effective tax rate	30.10%	20.32%	26.74%